Contract assets/(liabilities) (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 498,331	$ 20,537	$ 1,027,931